Commitments and Contingencies (Details1) - BFLY Operations Inc - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Long-term Purchase Commitment [Line Items]
Rent expense		$ 2,100	$ 1,900
Write-down of the vendor advance		10,560	9,500
Expected losses on other purchase commitments		6,900
Inventories [Member]
Long-term Purchase Commitment [Line Items]
Minimum inventory purchase commitments		169,300
Prepaid vendor advance, net of write-downs		36,400	$ 46,900
Amount of increase to purchase commitment	$ 169,300
Net loss on vendor purchase commitment		53,200
Write-downs and an accrual agreement		42,600
Accrued purchase commitments		$ 42,600
Minimum [Member] | Inventories [Member]
Long-term Purchase Commitment [Line Items]
Fixed or minimum annual commitments period (in years)		1 year
Maximum [Member] | Inventories [Member]
Long-term Purchase Commitment [Line Items]
Fixed or minimum annual commitments period (in years)		5 years